UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Real Estate
Investment Portfolio

October 31, 2013

1.809107.110

REA-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - 97.8%
REITs - Apartments - 15.7%
Apartment Investment & Management Co. Class A	2,424,174	$ 67,828
AvalonBay Communities, Inc.	1,117,500	139,743
Camden Property Trust (SBI)	998,100	64,078
Equity Residential (SBI)	3,136,000	164,201
Home Properties, Inc.	606,500	36,578
Post Properties, Inc.	851,300	38,938
UDR, Inc.	2,802,341	69,526
TOTAL REITS - APARTMENTS		580,892
REITs - Factory Outlets - 1.8%
Tanger Factory Outlet Centers, Inc.	1,907,300	66,469
REITs - Health Care Facilities - 11.1%
HCP, Inc.	3,922,600	162,788
Ventas, Inc.	3,781,454	246,702
TOTAL REITS - HEALTH CARE FACILITIES		409,490
REITs - Hotels - 7.1%
Chesapeake Lodging Trust	222,185	5,237
Host Hotels & Resorts, Inc.	11,671,905	216,514
Sunstone Hotel Investors, Inc.	3,097,500	41,042
TOTAL REITS - HOTELS		262,793
REITs - Industrial Buildings - 20.4%
Chambers Street Properties (d)	501,566	4,680
DCT Industrial Trust, Inc.	3,551,300	27,523
Duke Realty LP	4,606,800	76,335
DuPont Fabros Technology, Inc. (d)	860,000	21,371
Extra Space Storage, Inc.	1,025,700	47,172
First Industrial Realty Trust, Inc.	635,100	11,476
Prologis, Inc.	5,515,200	220,332
Public Storage	2,033,300	339,500
Terreno Realty Corp.	258,100	4,589
TOTAL REITS - INDUSTRIAL BUILDINGS		752,978
REITs - Malls - 17.7%
CBL & Associates Properties, Inc.	1,660,850	32,901
General Growth Properties, Inc.	3,338,900	70,885
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - continued
Simon Property Group, Inc.	3,061,272	$ 473,119
The Macerich Co.	1,278,800	75,718
TOTAL REITS - MALLS		652,623
REITs - Management/Investment - 2.2%
Digital Realty Trust, Inc. (d)	1,163,800	55,467
Empire State Realty Trust, Inc.	292,100	4,133
Equity Lifestyle Properties, Inc.	589,800	22,407
TOTAL REITS - MANAGEMENT/INVESTMENT		82,007
REITs - Mobile Home Parks - 0.9%
Sun Communities, Inc.	725,300	32,327
REITs - Office Buildings - 12.1%
BioMed Realty Trust, Inc.	2,057,500	40,985
Boston Properties, Inc.	983,300	101,772
Brandywine Realty Trust (SBI)	2,565,100	36,501
Cousins Properties, Inc.	1,690,000	19,148
Douglas Emmett, Inc.	1,499,200	37,375
Highwoods Properties, Inc. (SBI)	1,131,123	43,661
Hudson Pacific Properties, Inc.	225,000	4,655
Piedmont Office Realty Trust, Inc. Class A (d)	1,845,000	34,096
SL Green Realty Corp.	1,378,446	130,360
TOTAL REITS - OFFICE BUILDINGS		448,553
REITs - Shopping Centers - 8.8%
Cedar Shopping Centers, Inc.	1,028,405	5,872
DDR Corp.	6,734,867	114,156
Excel Trust, Inc.	515,200	6,224
Glimcher Realty Trust	2,316,979	23,749
Kimco Realty Corp.	5,433,800	116,718
Kite Realty Group Trust	875,000	5,600
Ramco-Gershenson Properties Trust (SBI)	842,124	13,693
Vornado Realty Trust	438,071	39,015
TOTAL REITS - SHOPPING CENTERS		325,027
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,613,159
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
Real Estate Operating Companies - 1.5%
Forest City Enterprises, Inc. Class A (a)	2,638,400	$ 53,454
TOTAL COMMON STOCKS (Cost $3,090,880)		3,666,613
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.09% (b)	20,952,093	20,952
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	72,901,038	72,901
TOTAL MONEY MARKET FUNDS (Cost $93,853)		93,853
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $3,184,733)		3,760,466
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(66,691)
NET ASSETS - 100%		$ 3,693,775
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	65
Total	$ 71
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $3,319,538,000. Net unrealized appreciation aggregated $440,928,000, of which $735,241,000 related to appreciated investment securities and $294,313,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

October 31, 2013

1.809077.110

IRE-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
Australia - 12.7%
Abacus Property Group unit	2,757,194	$ 6,071,891
ALE Property Group	399,109	1,007,172
Ardent Leisure Group unit	750,000	1,407,092
Charter Hall Group unit	964,059	3,526,268
Goodman Group unit	1,396,148	6,677,021
Mirvac Group unit	5,023,185	8,260,934
Ramsay Health Care Ltd.	11,000	403,390
Westfield Group unit	2,343,196	23,962,748
TOTAL AUSTRALIA		51,316,516
Bailiwick of Jersey - 1.8%
Atrium European Real Estate Ltd.	1,213,333	7,258,457
Belgium - 1.2%
Warehouses de Pauw	63,735	4,732,665
Bermuda - 5.7%
Great Eagle Holdings Ltd.	2,253,088	8,020,796
Hongkong Land Holdings Ltd.	1,821,000	11,217,360
Tai Cheung Holdings Ltd.	5,289,000	4,011,263
TOTAL BERMUDA		23,249,419
Brazil - 0.8%
BHG SA (Brazil Hospitality Group) (a)	177,300	1,297,973
BR Malls Participacoes SA	145,000	1,404,562
Multiplan Empreendimentos Imobiliarios SA	18,000	422,560
TOTAL BRAZIL		3,125,095
Cayman Islands - 1.0%
KWG Property Holding Ltd.	1,594,500	1,032,425
Langham Hospitality Investment unit	5,936,405	2,947,912
TOTAL CAYMAN ISLANDS		3,980,337
Finland - 0.7%
Sponda Oyj	542,400	2,813,215
France - 3.7%
Altarea	7,209	1,228,396
Societe de la Tour Eiffel (d)	18,625	1,249,232
Societe Fonciere Lyonnaise SA	111,986	5,949,677
Unibail-Rodamco	24,707	6,474,364
TOTAL FRANCE		14,901,669
Germany - 2.5%
DIC Asset AG	129,000	1,427,470
Common Stocks - continued
	Shares	Value
Germany - continued
LEG Immobilien AG	122,960	$ 7,011,856
Patrizia Immobilien AG	191,164	1,796,106
TOTAL GERMANY		10,235,432
Hong Kong - 9.3%
Hang Lung Properties Ltd.	1,968,500	6,487,189
Hysan Development Co. Ltd.	1,379,703	6,450,952
Magnificent Estates Ltd.	49,759,000	2,406,762
Sino Land Ltd.	2,238,000	3,140,647
Sun Hung Kai Properties Ltd.	1,458,133	19,108,256
TOTAL HONG KONG		37,593,806
Italy - 0.9%
Beni Stabili SpA SIIQ	5,287,933	3,632,924
Japan - 26.8%
Advance Residence Investment Corp.	5,887	13,327,972
AEON Mall Co. Ltd.	163,720	4,649,806
BLife Investment Corp. (d)	1,167	4,829,308
Fukuoka (REIT) Investment Fund	1,284	10,593,892
Hulic Co. Ltd.	346,200	5,508,844
Kenedix Residential Investment Corp.	480	1,031,123
Kenedix, Inc. (a)	204,600	1,057,170
Mitsui Fudosan Co. Ltd.	971,500	32,181,817
Nomura Real Estate Holdings, Inc.	417,900	10,573,468
Ship Healthcare Holdings, Inc.	50,000	2,051,718
Sumitomo Realty & Development Co. Ltd.	458,500	21,694,587
Tosei Corp.	130,200	1,045,106
TOTAL JAPAN		108,544,811
Luxembourg - 1.3%
GAGFAH SA (a)	374,900	5,329,444
Netherlands - 1.2%
Eurocommercial (Certificaten Van Aandelen) unit	45,000	1,913,613
VastNed Retail NV	59,255	2,739,843
TOTAL NETHERLANDS		4,653,456
Singapore - 9.8%
CDL Hospitality Trusts unit	2,007,000	2,690,110
Global Logistic Properties Ltd.	3,655,358	9,092,784
Parkway Life REIT	5,101,000	9,978,611
UOL Group Ltd.	2,344,000	12,435,163
Common Stocks - continued
	Shares	Value
Singapore - continued
Wing Tai Holdings Ltd.	2,641,181	$ 4,698,929
Yanlord Land Group Ltd.	891,000	885,836
TOTAL SINGAPORE		39,781,433
Sweden - 2.2%
Castellum AB	263,300	4,038,861
Hufvudstaden AB Series A	231,600	3,032,578
Wihlborgs Fastigheter AB	109,700	1,896,035
TOTAL SWEDEN		8,967,474
United Kingdom - 11.9%
Big Yellow Group PLC	819,600	6,141,007
Derwent London PLC	195,900	7,865,216
Hammerson PLC	628,729	5,332,871
Helical Bar PLC	2,118,827	10,191,982
Quintain Estates & Development PLC (a)	999,600	1,554,676
Safestore Holdings PLC	2,426,700	5,768,364
Segro PLC	939,108	4,920,843
St. Modwen Properties PLC	474,225	2,678,792
Unite Group PLC	594,900	3,777,296
TOTAL UNITED KINGDOM		48,231,047
TOTAL COMMON STOCKS (Cost $353,978,691)		378,347,200
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.09% (b)	25,956,950	25,956,950
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	974,366	974,366
TOTAL MONEY MARKET FUNDS (Cost $26,931,316)		26,931,316
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $380,910,007)		405,278,516
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(817,834)
NET ASSETS - 100%		$ 404,460,682
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,098
Fidelity Securities Lending Cash Central Fund	3,187
Total	$ 7,285
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,059,739	$ 8,059,739	$ -	$ -
Financials	367,832,353	261,339,260	106,493,093	-
Health Care	2,455,108	403,390	2,051,718	-
Money Market Funds	26,931,316	26,931,316	-	-
Total Investments in Securities:	$ 405,278,516	$ 296,733,705	$ 108,544,811	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 106,589,285
Level 2 to Level 1	$ 0
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $385,577,738. Net unrealized appreciation aggregated $19,700,778, of which $44,128,721 related to appreciated investment securities and $24,427,943 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity ® International Real Estate Fund

1.859110.107

AIRE-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
Australia - 12.7%
Abacus Property Group unit	2,757,194	$ 6,071,891
ALE Property Group	399,109	1,007,172
Ardent Leisure Group unit	750,000	1,407,092
Charter Hall Group unit	964,059	3,526,268
Goodman Group unit	1,396,148	6,677,021
Mirvac Group unit	5,023,185	8,260,934
Ramsay Health Care Ltd.	11,000	403,390
Westfield Group unit	2,343,196	23,962,748
TOTAL AUSTRALIA		51,316,516
Bailiwick of Jersey - 1.8%
Atrium European Real Estate Ltd.	1,213,333	7,258,457
Belgium - 1.2%
Warehouses de Pauw	63,735	4,732,665
Bermuda - 5.7%
Great Eagle Holdings Ltd.	2,253,088	8,020,796
Hongkong Land Holdings Ltd.	1,821,000	11,217,360
Tai Cheung Holdings Ltd.	5,289,000	4,011,263
TOTAL BERMUDA		23,249,419
Brazil - 0.8%
BHG SA (Brazil Hospitality Group) (a)	177,300	1,297,973
BR Malls Participacoes SA	145,000	1,404,562
Multiplan Empreendimentos Imobiliarios SA	18,000	422,560
TOTAL BRAZIL		3,125,095
Cayman Islands - 1.0%
KWG Property Holding Ltd.	1,594,500	1,032,425
Langham Hospitality Investment unit	5,936,405	2,947,912
TOTAL CAYMAN ISLANDS		3,980,337
Finland - 0.7%
Sponda Oyj	542,400	2,813,215
France - 3.7%
Altarea	7,209	1,228,396
Societe de la Tour Eiffel (d)	18,625	1,249,232
Societe Fonciere Lyonnaise SA	111,986	5,949,677
Unibail-Rodamco	24,707	6,474,364
TOTAL FRANCE		14,901,669
Germany - 2.5%
DIC Asset AG	129,000	1,427,470
Common Stocks - continued
	Shares	Value
Germany - continued
LEG Immobilien AG	122,960	$ 7,011,856
Patrizia Immobilien AG	191,164	1,796,106
TOTAL GERMANY		10,235,432
Hong Kong - 9.3%
Hang Lung Properties Ltd.	1,968,500	6,487,189
Hysan Development Co. Ltd.	1,379,703	6,450,952
Magnificent Estates Ltd.	49,759,000	2,406,762
Sino Land Ltd.	2,238,000	3,140,647
Sun Hung Kai Properties Ltd.	1,458,133	19,108,256
TOTAL HONG KONG		37,593,806
Italy - 0.9%
Beni Stabili SpA SIIQ	5,287,933	3,632,924
Japan - 26.8%
Advance Residence Investment Corp.	5,887	13,327,972
AEON Mall Co. Ltd.	163,720	4,649,806
BLife Investment Corp. (d)	1,167	4,829,308
Fukuoka (REIT) Investment Fund	1,284	10,593,892
Hulic Co. Ltd.	346,200	5,508,844
Kenedix Residential Investment Corp.	480	1,031,123
Kenedix, Inc. (a)	204,600	1,057,170
Mitsui Fudosan Co. Ltd.	971,500	32,181,817
Nomura Real Estate Holdings, Inc.	417,900	10,573,468
Ship Healthcare Holdings, Inc.	50,000	2,051,718
Sumitomo Realty & Development Co. Ltd.	458,500	21,694,587
Tosei Corp.	130,200	1,045,106
TOTAL JAPAN		108,544,811
Luxembourg - 1.3%
GAGFAH SA (a)	374,900	5,329,444
Netherlands - 1.2%
Eurocommercial (Certificaten Van Aandelen) unit	45,000	1,913,613
VastNed Retail NV	59,255	2,739,843
TOTAL NETHERLANDS		4,653,456
Singapore - 9.8%
CDL Hospitality Trusts unit	2,007,000	2,690,110
Global Logistic Properties Ltd.	3,655,358	9,092,784
Parkway Life REIT	5,101,000	9,978,611
UOL Group Ltd.	2,344,000	12,435,163
Common Stocks - continued
	Shares	Value
Singapore - continued
Wing Tai Holdings Ltd.	2,641,181	$ 4,698,929
Yanlord Land Group Ltd.	891,000	885,836
TOTAL SINGAPORE		39,781,433
Sweden - 2.2%
Castellum AB	263,300	4,038,861
Hufvudstaden AB Series A	231,600	3,032,578
Wihlborgs Fastigheter AB	109,700	1,896,035
TOTAL SWEDEN		8,967,474
United Kingdom - 11.9%
Big Yellow Group PLC	819,600	6,141,007
Derwent London PLC	195,900	7,865,216
Hammerson PLC	628,729	5,332,871
Helical Bar PLC	2,118,827	10,191,982
Quintain Estates & Development PLC (a)	999,600	1,554,676
Safestore Holdings PLC	2,426,700	5,768,364
Segro PLC	939,108	4,920,843
St. Modwen Properties PLC	474,225	2,678,792
Unite Group PLC	594,900	3,777,296
TOTAL UNITED KINGDOM		48,231,047
TOTAL COMMON STOCKS (Cost $353,978,691)		378,347,200
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.09% (b)	25,956,950	25,956,950
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	974,366	974,366
TOTAL MONEY MARKET FUNDS (Cost $26,931,316)		26,931,316
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $380,910,007)		405,278,516
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(817,834)
NET ASSETS - 100%		$ 404,460,682
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,098
Fidelity Securities Lending Cash Central Fund	3,187
Total	$ 7,285
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,059,739	$ 8,059,739	$ -	$ -
Financials	367,832,353	261,339,260	106,493,093	-
Health Care	2,455,108	403,390	2,051,718	-
Money Market Funds	26,931,316	26,931,316	-	-
Total Investments in Securities:	$ 405,278,516	$ 296,733,705	$ 108,544,811	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended October 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 106,589,285
Level 2 to Level 1	$ 0
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $385,577,738. Net unrealized appreciation aggregated $19,700,778, of which $44,128,721 related to appreciated investment securities and $24,427,943 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013